Share based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
In September 2021, the Board of Directors established a long-term incentive plan allocating 800,000 of the Company’s authorized but unissued share capital.

In February 2024, the Board approved a grant of 115,000 share options to key human resources and one director. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $8.00 per share and will be reduced by any dividends and cash distributions declared.

In September 2024, the Board approved a grant of 65,000 share options to a key human resource. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $10.00 per share and will be reduced by any dividends and cash distributions declared.

In April 2025, the Board approved to increase the allocation of the Company’s authorized but unissued share capital under the long-term incentive plan by 450,000 shares and granted 200,000 share options to key human resources. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $7.50 per share and will be reduced by any dividends and cash distributions declared.

Stock compensation expense of $0.2 million, $0.5 million and $0.5 million was recognized in the years ended December 31, 2025, 2024 and 2023, respectively, under “General and administrative expenses” in the Consolidated Statements of Operations.

The table below sets forth the number of share options, weighted average remaining life, weighted average exercise price and weighted average grant date fair value price for the years ended December 31, 2025, 2024 and 2023, respectively:

	Outstanding share options	Weighted average remaining life	Weighted average exercise price (in $)	Weighted average grant date fair value (in $)
Outstanding as of December 31, 2022, unvested	620,000	3.0	8.00	2.15
Outstanding as of December 31, 2022, exercisable	—	0.0	—	—
Granted	—	0.0	—	—
Vested	—	0.0	—	—
Outstanding as of December 31, 2023, unvested	620,000	3.0	8.00	2.15
Outstanding as of December 31, 2023, exercisable	—	0.0	—	—
Granted	180,000	5.0	8.72	2.98
Vested	(500,000)	0.0	7.53	2.20
Outstanding as of December 31, 2024, unvested	300,000	3.5	8.01	2.57
Outstanding as of December 31, 2024, exercisable	500,000	1.9	7.52	—
Granted	200,000	5.0	7.50	1.57
Vested	(120,000)	0.0	7.51	1.95
Exercised	(100,000)	0.0	7.05	1.95
Outstanding as of December 31, 2025, unvested	380,000	3.8	7.33	2.24
Outstanding as of December 31, 2025, exercisable	520,000	1.0	6.95	—

The average of the exercise prices (reduced by dividends and cash distributions declared, if applicable) at the time of granting, exercising forfeiting and vesting of the share options are shown for share options granted, exercised, forfeited and vested on the above table. For share options outstanding at the beginning and end of the year, the average of the exercise prices shown have been reduced by dividends and cash distributions declared.

The total fair value of share options that vested in the years ended December 31, 2025 and 2024 were $0.2 million and $1.1 million, respectively.

The aggregate intrinsic value of share options that were both outstanding and exercisable as of December 31, 2025 was $1.1 million (2024: $nil as the exercise price was higher than the market value of the share options).

The fair value of the share options granted in April 2025, September 2024 and February 2024 were calculated using the Black-Scholes option pricing model using the following inputs:

	2025	2024	2024
Grant date	April 3	September 2	February 19
Risk-free rate	3.75%	3.75%	4.36%
Expected life	5.0 years	5.0 years	5.0 years
Expected future volatility	39%	38%	46%

In 2025 and 2024, the expected future volatility was based on an analysis of historical volatility of the Company’s common shares.

As of December 31, 2025, intrinsic value for unvested outstanding awards was $0.7 million. As of December 31, 2024 and 2023, there was no intrinsic value for unvested outstanding awards.

As of December 31, 2025, the total unrecognized compensation cost amounting to $0.5 million relating to options outstanding is expected to be recognized over a weighted average period of 1.8 years.